income taxes - Other (Details) - Investment Tax Credits - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other
Tax benefits recognized	$ 11	$ 21
Property, plant, and equipment and/or intangible assets
Other
Tax benefits recognized	$ 9	$ 14